Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 3,381,006	€ 3,309,353
Contract liabilities	63,273	428,034
Impairment losses relate to receivables	43,285	43,968	€ 27,541
Revenue that was included in contract liability balance at beginning of period	€ 429,583	€ 527,066